Income Taxes - Schedule Loss (income) by tax jurisdictions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Net income from PRC operations	¥ 4,610,828		¥ 2,862,980	¥ 1,760,139
Net income from non-PRC operations	777,405		499,868	573,758
Net income before income tax	¥ 5,388,233	$ 770,508	¥ 3,362,848	¥ 2,333,897